Shareholder Report, Line Graph (Details) 192135_The Brinsmere Fund - Conservative ETF_TF_TSR SemiAnnual {TF} - USD ($)				6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jan. 12, 2024	Mar. 31, 2026
The Brinsmere Fund - Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name				The Brinsmere Fund - Conservative ETF NAV
Accumulated Value	$ 11,742	$ 11,062	$ 10,000
S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	14,307	12,166	10,000
S&P Target Risk Moderate Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Moderate Index (TR)
Accumulated Value	$ 12,033	$ 11,043	$ 10,000